UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03193
                                   ----------

                         FRANKLIN TAX-EXEMPT MONEY FUND
                         ------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000
                                                    -------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 1/31/09
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.



JANUARY 31, 2009

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

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                         FRANKLIN TAX-EXEMPT MONEY FUND

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                      FRANKLIN - Templeton - Mutual Series

                         Franklin Templeton Investments

                          GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and
                            staying true to the unique investment disciplines
                            that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin,
                            Templeton and Mutual Series funds typically have
                            distinct portfolios. That's why our funds can be
                            used to build truly diversified allocation plans
                            covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional
                            risk-adjusted returns over the long term, as well as
                            the reliable, accurate and personal service that has
                            helped us become one of the most trusted names in
                            financial services.

 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                    (GRAPHIC)

Not part of the semiannual report

Contents

SHAREHOLDER LETTER .......................................................    1
SEMIANNUAL REPORT
Franklin Tax-Exempt Money Fund ...........................................    3
Performance Summary ......................................................    4
Your Fund's Expenses .....................................................    6
Financial Highlights and Statement of Investments ........................    8
Financial Statements .....................................................   13
Notes to Financial Statements ............................................   16
Shareholder Information ..................................................   21

Shareholder Letter

Dear Shareholder:

The six-month period ended January 31, 2009, was an extraordinary and stressful time for investors and those of us who have worked in financial markets for many years. During this turbulent period, the U.S. recession deepened, the unemployment rate surged and consumer spending fell. Most stocks suffered major losses as investors worried about an uncertain future. With a new president, Barack Obama, and a new administration, the country was eager to see how effectively the government could address these problems. Although this environment is bound to provoke great concern, we think it is important to put short-term market developments in perspective. Keep in mind that as daunting as current conditions may be, we have navigated through other periods of high market volatility. We remain committed to our long-term perspective and our disciplined investment philosophy. Therefore, we view recent declines as potential opportunities to find bargains that we believe may be well positioned to become eventual winners. Although conditions remain challenging, our experience gives us ample reason to be optimistic about future market stabilization and recovery.

In the enclosed semiannual report for Franklin Tax-Exempt Money Fund, the portfolio manager discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices. As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate current market conditions.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                      Not part of the semiannual report | 1

As a Franklin Tax-Exempt Money Fund shareholder, you continue to benefit from convenient, easy access to your money, and a high degree of credit safety. You can also enjoy a wide range of services, including check-writing privileges and access to your account at ATMs nationwide.(1) If you would like more information or more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Tax-Exempt Money Fund

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JANUARY 31, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.

(1.) Check minimum of $500 ($10 charge for writing a check under $500). A
     Franklin Templeton Cash Advantage Card is available for Franklin money fund accounts registered to one or more individuals. It is not available to accounts registered as UGMAs/UTMAs, certain trusts, retirement plans, accounts that require more than one signature, accounts with non-U.S. addresses (including U.S. territories), corporations, partnerships or other such legal entities. The Cash Advantage Card is a Platinum MasterCard(R) offered by Franklin Templeton Bank & Trust, F.S.B. to Fund shareholders. Other terms apply. For more information, please call Franklin Templeton Shareholder Services at (800) 632-2301.


                      2 | Not part of the semiannual report

Semiannual Report

Franklin Tax-Exempt Money Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Tax-Exempt Money Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital.(1) The Fund invests at least 80% of its total assets in high-quality, short-term municipal securities free from federal income taxes, including the federal alternative minimum tax, as it seeks to maintain a stable $1.00 share price.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Tax-Exempt Money Fund covers the period ended January 31, 2009.

PERFORMANCE OVERVIEW

Short-term interest rates fell and money market portfolio yields declined during the period. Largely as a result, Franklin Tax-Exempt Money Fund's seven-day effective yield decreased from 1.15% at the beginning of the period to 0.04% on January 31, 2009.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

ECONOMIC AND MARKET OVERVIEW

During the six months under review, economic conditions deteriorated. The Conference Board's Consumer Confidence Index fell to an all-time low since it began in 1967 as the U.S. economy faltered and as stock markets declined. The government's abrupt conservatorship of Fannie Mae and Freddie Mac and the failure of several blue chip banks and financial institutions roiled equity markets. Despite government interventions and massive emergency funding, the nation's economic troubles were exacerbated as manufacturing activity weakened at its fastest pace in nearly 30 years and as home prices continued to fall. Jobless claims mounted and the unemployment rate rose to 7.6% by period-end.(2)

(1.) For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

(2.) Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 9.


                              Semiannual Report | 3

PERFORMANCE SUMMARY
SYMBOL: FTMXX
1/31/09

Seven-day effective yield(1)   0.04%
Seven-day annualized yield     0.04%
Taxable equivalent yield(2)    0.06%

(1.) Seven-day effective yield assumes the compounding of daily dividends.

(2.) Taxable equivalent yield assumes the 2009 maximum regular federal income tax rate of 35.00%.

Annualized and effective yields are for the seven-day period ended 1/31/09. The Fund's average weighted maturity was 17 days. Yields reflect Fund expenses and fluctuations in interest rates on portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

Economic growth, as measured by gross domestic product, fell in the third and fourth quarters of 2008 at annualized rates of 0.5% and an estimated 6.2%, reflecting a broad-based contraction in consumer spending, falling corporate profits and slowing export growth.

Oil prices stood at $124 per barrel at the beginning of the period, but retreated dramatically to $42 by period-end. Many other commodities such as agricultural products followed similar trends. Partially as a result of the steep price corrections, inflation declined significantly, and January's inflation rate was an annualized 0.0%.(2) Core inflation, which excludes food and energy costs, rose at a 1.7% annual rate, which was within the Federal Reserve Board's (Fed's) informal target range of 1.5%-2.0%.2 The core personal consumption expenditures price index reported a 12-month increase of 1.6%.(3)

A slowing economy and decelerating inflation prompted policymakers to lower interest rates and enact stimulus plans. During the six months under review, the Fed lowered the federal funds target rate to a range of 0% to 0.25% from 2.00% at the start of the reporting period. The Fed and U.S. Treasury Department also introduced new programs such as the Primary Dealer Credit Facility and the Troubled Asset Relief Program, which were intended to stimulate market liquidity.

Market volatility intensified during the reporting period as stocks fluctuated wildly, Treasury prices soared, and yields across the maturity spectrum plummeted. Investors drove the yield on the three-month Treasury bill to a multi-decade low, and LIBOR (London Interbank Offered Rate), the rate banks charge one another for loans, jumped to record highs. Fixed income spreads were generally wide relative to Treasury yields over the period due to heightened market turbulence and risk aversion. The yield curve steepened and the spread between the two-year and the 10-year Treasury yields increased to 193 basis points (100 basis points equal one percentage point) at the end of January from 147 basis points at the beginning of the reporting period. The two-year Treasury bill yield fell from 2.52% to 0.94% over the six-month period. Over the same period, the 10-year Treasury note yield fell from 3.99% to 2.87%.

INVESTMENT STRATEGY

We invest predominantly in high-quality, short-term municipal securities. Although the Fund tries to invest all of its assets in tax-free securities, it is

(3.) Source: Bureau of Economic Analysis.


                              4 | Semiannual Report
possible, although not anticipated, that up to 20% of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 90 days or less.

PORTFOLIO BREAKDOWN
1/31/09

                              % OF TOTAL
                              INVESTMENTS
                              -----------
Variable Rate Notes              89.5%
Notes & Bonds                     9.3%
Tax-Exempt Commercial Paper       1.2%

MANAGER'S DISCUSSION

Short-term municipal bond yields experienced considerable volatility during the six-month reporting period. Problems at several investment banks, including Lehman Brothers' high-profile bankruptcy, created a glut of short-term securities. This technical imbalance forced remarketing agents to push some yields significantly higher to entice buyers. The Securities Industry and Financial Market Association (SIFMA) Municipal Swap Index, a benchmark for variable rate securities, which comprise a large portion of the Fund, had a rate as high as 7.96% on September 24, 2008.(4) Investors became very selective about purchasing securities backed by certain guarantors. This created a huge divergence in yields between higher quality variable rate securities, which the Fund typically purchases, and those backed by less desirable, riskier liquidity providers. By January 31, 2009, the SIFMA Municipal Swap Index rate had fallen to 0.53%.(4)

During the period under review, the Fund participated and reinvested in several issues including Connecticut State Health and Education for Yale University variable rate demand notes, University of Texas variable rate demand notes, and Palm Beach County tax-exempt commercial paper.

Thank you for your continued participation in Franklin Tax-Exempt Money Fund. We look forward to serving your future investment needs.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

(4.) Source: Thomson Financial. The SIFMA Municipal Swap Index is a weekly high-grade market index composed of seven-day tax-exempt variable rate demand notes produced by the Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues based on several specific criteria.


                              Semiannual Report | 5

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                              6 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 8/1/08      VALUE 1/31/09   PERIOD* 8/1/08-1/31/09
                                           -----------------   --------------   ----------------------
Actual                                           $1,000           $1,004.50              $3.69
Hypothetical (5% return before expenses)         $1,000           $1,021.53              $3.72

* Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, of 0.73%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                              Semiannual Report | 7

Franklin Tax-Exempt Money Fund

FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS ENDED                      YEAR ENDED JULY 31,
                                                    JANUARY 31, 2009   --------------------------------------------------------
                                                       (UNAUDITED)       2008       2007         2006         2005       2004
                                                    ----------------   --------   --------     --------     --------   --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............     $   1.00         $   1.00   $   1.00     $   1.00     $   1.00   $   1.00
                                                      --------         --------   --------     --------     --------   --------
Income from investment operations:
   Net investment income ........................        0.005            0.021      0.029        0.023        0.011      0.002
   Net realized and unrealized gains (losses) ...           --(a)            --         --(a)        --(a)        --         --
                                                      --------         --------   --------     --------     --------   --------
Total from investment operations ................        0.005            0.021      0.029        0.023        0.011      0.002
                                                      --------         --------   --------     --------     --------   --------
Less distributions from net investment income ...       (0.005)          (0.021)    (0.029)      (0.023)      (0.011)    (0.002)
                                                      --------         --------   --------     --------     --------   --------
Net asset value, end of period ..................     $   1.00         $   1.00   $   1.00     $   1.00     $   1.00   $   1.00
                                                      ========         ========   ========     ========     ========   ========
Total return(b) .................................         0.45%            2.07%      2.89%        2.36%        1.11%      0.23%
RATIOS TO AVERAGE NET ASSETS(c)
Expenses ........................................         0.73%(d)         0.79%      0.77%        0.74%        0.73%      0.74%
Net investment income ...........................         0.84%            2.09%      2.84%        2.32%        1.10%      0.24%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............     $205,705         $175,902   $182,227     $183,282     $165,736   $179,372

(a)  Amount rounds to less than $0.001 per share.

(b) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(c)  Ratios are annualized for periods less than one year.

(d) Ratio of expenses to average net assets, excluding payments/waivers by affiliate, was 0.77%.

   The accompanying notes are an integral part of these financial statements.


                              8 | Semiannual Report

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2009 (UNAUDITED)

                                                                                                   PRINCIPAL
                                                                                                    AMOUNT         VALUE
                                                                                                  ----------   ------------
    INVESTMENTS 100.4%
    MUNICIPAL BONDS 100.4%
    CALIFORNIA 2.2%
(a) California State GO, Kindergarten-University, Refunding, Series A-3, Daily VRDN and Put,
       0.35%, 5/01/34 .........................................................................   $3,300,000   $  3,300,000
(a) San Francisco City and County RDAR, CFD No. 4, Weekly VRDN and Put, 0.33%, 8/01/31 ........    1,185,000      1,185,000
                                                                                                               ------------
                                                                                                                  4,485,000
                                                                                                               ------------
    COLORADO 17.7%
(a) Colorado Educational and Cultural Facilities Authority Revenue,
       Clyford Still Museum Project, Weekly VRDN and Put, 0.47%, 12/01/38 .....................    2,000,000      2,000,000
       National Jewish Federation Bond Program, Refunding, Series D-1, Daily VRDN and Put,
          0.65%, 7/01/36 ......................................................................    6,450,000      6,450,000
       National Jewish Federation Bond Program, Series A-4, Daily VRDN and Put, 0.65%,
          2/01/34 .............................................................................    5,350,000      5,350,000
       National Jewish Federation Bond Program, Series A-10, Daily VRDN and Put, 0.65%,
          9/01/37 .............................................................................    3,100,000      3,100,000
       National Jewish Federation Bond Program, Series A-12, Daily VRDN and Put, 0.65%,
          2/01/38 .............................................................................    1,045,000      1,045,000
       National Jewish Federation Bond Program, Series C-4, Daily VRDN and Put, 0.65%,
          6/01/37 .............................................................................    3,500,000      3,500,000
(a) Colorado Health Facilities Authority Revenue, Exempla Inc., Series B, Weekly VRDN and
       Put, 0.45%, 1/01/33 ....................................................................    1,800,000      1,800,000
(a) Colorado HFAR, MF,
       Central Park, Refunding, Weekly VRDN and Put, 0.35%, 10/15/16 ..........................    4,200,000      4,200,000
       St. Moritz, Refunding, Series H, Weekly VRDN and Put, 0.35%, 10/15/16 ..................    8,015,000      8,015,000
(a) Pitkin County IDR, Aspen Skiing Co. Project, Refunding, Series A, Daily VRDN and Put,
       0.65%, 4/01/16 .........................................................................    1,000,000      1,000,000
                                                                                                               ------------
                                                                                                                 36,460,000
                                                                                                               ------------
    CONNECTICUT 5.3%
    Connecticut State GO, Series A, 5.00%, 3/01/09 ............................................    3,685,000      3,694,229
(a) Connecticut State Health and Educational Facilities Authority Revenue, Yale University,
       Series V-1, Daily VRDN and Put, 0.40%, 7/01/36 .........................................    7,100,000      7,100,000
                                                                                                               ------------
                                                                                                                 10,794,229
                                                                                                               ------------
    FLORIDA 8.0%
(a) Broward County Educational Facilities Authority Revenue, Nova Southeastern University,
       Series A, Daily VRDN and Put, 0.40%, 4/01/38 ...........................................    2,000,000      2,000,000
(a) Collier County Health Facilities Authority Hospital Revenue, Cleveland Clinic Health,
       Refunding, Series C-1, Daily VRDN and Put, 0.60%, 1/01/35 ..............................    2,100,000      2,100,000
(a) Florida State Department of Environmental Protection Preservation Revenue, Everglades
       Restoration, Series A, Assured Guaranty, Weekly VRDN and Put, 0.80%, 7/01/27 ...........    8,830,000      8,830,000
(a) Lakeland Energy System Revenue, Refunding, Series A, Weekly VRDN and Put, 0.25%,
       10/01/37 ...............................................................................    1,000,000      1,000,000
    Palm Beach County Revenue, TECP, 0.85%, 3/03/09 ...........................................    2,500,000      2,500,000
                                                                                                               ------------
                                                                                                                 16,430,000
                                                                                                               ------------


                              Semiannual Report | 9

Franklin Tax-Exempt Money Fund

                                                                                                   PRINCIPAL
                                                                                                    AMOUNT         VALUE
                                                                                                  ----------   ------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    GEORGIA 3.9%
(a) Cobb County Housing Authority MFHR, Tamarron Apartments Project, Weekly VRDN and Put,
       0.45%, 3/01/24 .........................................................................   $3,740,000   $  3,740,000
(a) Roswell Housing Authority MFR, Azalea Park Apartments, Refunding, Weekly VRDN and Put,
       0.55%, 6/15/25 .........................................................................    4,200,000      4,200,000
                                                                                                               ------------
                                                                                                                  7,940,000
                                                                                                               ------------
    ILLINOIS 3.0%
(a) Illinois Health Facilities Authority Revenue, Revolving Fund Pooled, Series C, Weekly VRDN
       and Put, 0.50%, 8/01/15 ................................................................    6,200,000      6,200,000
                                                                                                               ------------
    KENTUCKY 1.8%
(a) Lexington-Fayette Urban County Airport Board General Airport Revenue, Refunding, Series B,
       Daily VRDN and Put, 0.65%, 7/01/38 .....................................................    1,700,000      1,700,000
(a) Shelby County Lease Revenue, Series A, Daily VRDN and Put, 0.60%, 9/01/34 .................    2,010,000      2,010,000
                                                                                                               ------------
                                                                                                                  3,710,000
                                                                                                               ------------
    LOUISIANA 1.3%
(a) Louisiana Public Facilities Authority Revenue, Christus Health, Refunding, Series D-2,
       Weekly VRDN and Put, 0.35%, 7/01/31 ....................................................    2,705,000      2,705,000
                                                                                                               ------------
    MARYLAND 1.2%
(a) Frederick MFHR, Brookside Apartments, Refunding, Weekly VRDN and Put, 0.30%, 11/01/20 .....    2,525,000      2,525,000
                                                                                                               ------------
    MICHIGAN 1.8%
(a) Michigan Higher Education Facilities Authority Revenue, Limited Obligation, University of
       Detroit, Refunding, Daily VRDN and Put, 0.65%, 11/01/36 ................................    1,400,000      1,400,000
(a) Michigan State University Revenues, General, Refunding, Series B, Weekly VRDN and Put,
       0.40%, 2/15/26 .........................................................................    2,200,000      2,200,000
                                                                                                               ------------
                                                                                                                  3,600,000
                                                                                                               ------------
    MINNESOTA 3.1%
(a) Brown County Purchase Revenue, Martin Luther College Project, Weekly VRDN and Put,
       0.42%, 9/01/24 .........................................................................    1,200,000      1,200,000
(a) Mendota Heights Housing Mortgage Revenue, MF, Series A, Weekly VRDN and Put, 0.42%,
       11/01/31 ...............................................................................    1,015,000      1,015,000
(a) Minneapolis Health Care System Revenue, Fairview Health Services, Series E, Weekly VRDN
       and Put, 0.23%, 11/15/47 ...............................................................    4,000,000      4,000,000
(a) Minneapolis MFR, Seven Corners Apartments Project, Weekly VRDN and Put, 0.42%, 11/01/31 ...      150,000        150,000
                                                                                                               ------------
                                                                                                                  6,365,000
                                                                                                               ------------
    MISSOURI 5.8%
(a) Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
       St. Louis University, Refunding, Series A-1, Daily VRDN and Put, 0.60%, 10/01/35 .......    3,965,000      3,965,000
(a) Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
       Sister Mercy Health, Series D, Weekly VRDN and Put, 0.45%, 6/01/39 .....................    5,000,000      5,000,000
    St. Louis General Fund Revenue, TRAN, 3.25%, 6/30/09 ......................................    3,000,000      3,017,806
                                                                                                               ------------
                                                                                                                 11,982,806
                                                                                                               ------------


                             10 | Semiannual Report

Franklin Tax-Exempt Money Fund

                                                                                                   PRINCIPAL
                                                                                                    AMOUNT         VALUE
                                                                                                  ----------   ------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK 3.5%
(a) MTA Revenue, Transportation,
       Refunding, Series G1, Weekly VRDN and Put, 0.25%, 11/01/26 .............................   $2,500,000   $  2,500,000
       Series G, Sub Series G-2, Daily VRDN and Put, 0.35%, 11/01/26 ..........................    1,000,000      1,000,000
(a) New York State Dormitory Authority Revenues, State Supported Debt, City University of
       New York, Consolidated 5th, Refunding, Series D, Weekly VRDN and Put, 0.43%, 7/01/31 ...    1,000,000      1,000,000
(a) New York State Energy Research and Development Authority PCR, New York State Electric
       and Gas Corp. Project, Refunding, Series D2, Weekly VRDN and Put, 0.35%, 10/01/29 ......    2,700,000      2,700,000
                                                                                                               ------------
                                                                                                                  7,200,000
                                                                                                               ------------
    NORTH CAROLINA 4.9%
(a) New Hanover County Hospital Revenue, New Hanover Regional Medical Center, Series A, Weekly
       VRDN and Put, 0.45%, 10/01/38 ..........................................................    5,000,000      5,000,000
(a) North Carolina State GO,
       Public Improvement, Series D, Weekly VRDN and Put, 0.45%, 5/01/21 ......................    4,135,000      4,135,000
       Series G, Weekly VRDN and Put, 0.45%, 5/01/21 ..........................................      900,000        900,000
                                                                                                               ------------
                                                                                                                 10,035,000
                                                                                                               ------------
    OHIO 1.6%
(a) Allen County Hospital Facilities Revenue, Catholic Healthcare, Series A, Daily VRDN and
       Put, 0.35%, 10/01/31 ...................................................................      600,000        600,000
(a) Cleveland-Cuyahoga County Port Authority Revenue, Carnegie, 89th Garage Project, Refunding,
       Weekly VRDN and Put, 0.35%, 1/01/37 ....................................................    1,655,000      1,655,000
    Columbus GO, Refunding, Series B, 5.00%, 7/01/09 ..........................................    1,000,000      1,013,659
                                                                                                               ------------
                                                                                                                  3,268,659
                                                                                                               ------------
    OREGON 7.1%
(a) Medford Hospital Facilities Authority Revenue, Rogue Valley Manor Project, Daily VRDN and
       Put, 0.65%, 8/15/37 ....................................................................    4,000,000      4,000,000
    Oregon State GO,
(a)    Series 73G, Weekly VRDN and Put, 0.30%, 12/01/18 .......................................    4,100,000      4,100,000
       State Board Higher Education, Refunding, Series A, 5.00%, 8/01/09 ......................    1,445,000      1,468,983
       TAN, Series A, 3.00%, 6/30/09 ..........................................................    5,000,000      5,026,075
                                                                                                               ------------
                                                                                                                 14,595,058
                                                                                                               ------------
    PENNSYLVANIA 2.4%
(a) Bucks County IDA Hospital Revenue, Grand View Hospital, Series A, Weekly VRDN and Put,
       0.45%, 7/01/34 .........................................................................    2,000,000      2,000,000
(a) Emmaus General Authority Revenue, Local Government, Series B-29, Weekly VRDN and Put,
       0.38%, 3/01/24 .........................................................................    1,000,000      1,000,000
(a) Pennsylvania State Higher Educational Facilities Authority Revenue, Holy Family University
       Project, Weekly VRDN and Put, 0.48%, 8/01/38 ...........................................    2,000,000      2,000,000
                                                                                                               ------------
                                                                                                                  5,000,000
                                                                                                               ------------
    TENNESSEE 0.1%
(a) Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
       Put, 0.40%, 7/01/31 ....................................................................      300,000        300,000
                                                                                                               ------------


                             Semiannual Report | 11

Franklin Tax-Exempt Money Fund

                                                                                                   PRINCIPAL
                                                                                                    AMOUNT         VALUE
                                                                                                  ----------   ------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    TEXAS 15.3%
(a) Bexar County HFA, MFR, Altamonte Apartments Project, Refunding, Weekly VRDN and Put, 0.46%,
       9/15/26 ................................................................................   $5,100,000   $  5,100,000
(a) Dallas Performing Arts Cultural Facilities Corp. Cultural Revenue, Dallas Arts Center
       Foundation, Refunding, Series B, Daily VRDN and Put, 0.60%, 9/01/41 ....................    4,400,000      4,400,000
(a) Harris County Cultural Education Facilities Finance Corp. Special Facilities Revenue,
       Texas Medical Center, Refunding, Series B, Sub Series B-1, Daily VRDN and Put, 0.60%,
       9/01/31 ................................................................................    4,875,000      4,875,000
(a) Metropolitan Higher Education Authority Inc. Higher Education Revenue, University of
       Dallas Project, Weekly VRDN and Put, 0.45%, 8/01/38 ....................................    8,100,000      8,100,000
    Texas State TRAN, 3.00%, 8/28/09 ..........................................................    5,000,000      5,038,694
(a) University of Texas Permanent University Fund Revenue, System, Series A, Weekly VRDN and
       Put, 0.20%, 7/01/38 ....................................................................    4,000,000      4,000,000
                                                                                                               ------------
                                                                                                                 31,513,694
                                                                                                               ------------
    VIRGINIA 0.5%
(a) Hanover County EDA Revenue, Bon Secours Health, Refunding, Series D-2, Weekly VRDN and
       Put, 0.42%, 11/01/25 ...................................................................    1,055,000      1,055,000
                                                                                                               ------------
    WASHINGTON 3.0%
(a) Vancouver Housing Authority Revenue, Pooled Housing, Refunding, Weekly VRDN and Put, 0.52%,
       12/01/38 ...............................................................................    3,000,000      3,000,000
(a) Washington State Housing Finance Commission Nonprofit Housing Revenue, Rockwood Retirement
       Program, Series A, Daily VRDN and Put, 0.80%, 1/01/30 ..................................    2,000,000      2,000,000
(a) Washington State Housing Finance Commission Nonprofit Revenue, St. Vincent de Paul
       Project, Series A, Weekly VRDN and Put, 0.44%, 2/01/31 .................................    1,200,000      1,200,000
                                                                                                               ------------
                                                                                                                  6,200,000
                                                                                                               ------------
    WISCONSIN 6.9%
(a) University Hospitals and Clinics Authority Revenue, Refunding, Series B, Daily VRDN and
       Put, 0.60%, 4/01/34 ....................................................................    4,000,000      4,000,000
(a) Wisconsin State Health and Educational Facilities Authority Revenue,
       Goodwill Industries Inc., Weekly VRDN and Put, 0.47%, 6/01/28 ..........................    4,085,000      4,085,000
       Meriter Hospital Inc., Series B, Daily VRDN and Put, 0.55%, 12/01/26 ...................    6,000,000      6,000,000
                                                                                                               ------------
                                                                                                                 14,085,000
                                                                                                               ------------
    TOTAL INVESTMENTS (COST $206,449,446) 100.4% ..............................................                 206,449,446
    OTHER ASSETS, LESS LIABILITIES (0.4)% .....................................................                    (744,226)
                                                                                                               ------------
    NET ASSETS 100.0% .........................................................................                $205,705,220
                                                                                                               ============

See Abbreviations on page 20.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

   The accompanying notes are an integral part of these financial statements.


                             12 | Semiannual Report

Franklin Tax-Exempt Money Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2009 (unaudited)

Assets:
   Investments in securities, at amortized cost ................   $206,449,446
   Cash ........................................................        166,203
   Receivables:
      Capital shares sold ......................................        994,437
      Interest .................................................        397,407
   Prepaid expense (Note 5) ....................................         18,464
                                                                   ------------
         Total assets ..........................................    208,025,957
                                                                   ------------
Liabilities:
   Payables:
      Capital shares redeemed ..................................      2,164,790
      Affiliates ...............................................         71,882
      Distributions to shareholders ............................         27,524
   Accrued expenses and other liabilities ......................         56,541
                                                                   ------------
         Total liabilities .....................................      2,320,737
                                                                   ------------
            Net assets, at value ...............................   $205,705,220
                                                                   ============
Net assets consist of:
   Paid-in capital .............................................   $205,786,212
   Accumulated net realized gain (loss) ........................        (80,992)
                                                                   ------------
            Net assets, at value ...............................   $205,705,220
                                                                   ============
   Shares outstanding ..........................................    205,791,640
                                                                   ============
   Net asset value per share(a) ................................   $       1.00
                                                                   ============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 13

Franklin Tax-Exempt Money Fund

STATEMENT OF OPERATIONS
for the six months ended January 31, 2009 (unaudited)

Investment income:
   Interest ......................................................   $1,627,744
                                                                     ----------
Expenses:
   Management fees (Note 3a) .....................................      579,506
   Transfer agent fees (Note 3d) .................................       87,571
   Custodian fees ................................................        1,433
   Reports to shareholders .......................................       15,481
   Registration and filing fees ..................................       55,075
   Professional fees .............................................       13,248
   Trustees' fees and expenses ...................................        3,085
   Temporary Guarantee Program fee (Note 5) ......................       27,523
   Other .........................................................       13,483
                                                                     ----------
      Total expenses .............................................      796,405
      Expenses waived/paid by affiliates (Note 3e) ...............      (39,471)
                                                                     ----------
         Net expenses ............................................      756,934
                                                                     ----------
            Net investment income ................................      870,810
                                                                     ----------
Net realized gain (loss) from investments ........................      (24,103)
                                                                     ----------
Net increase (decrease) in net assets resulting from operations ..   $  846,707
                                                                     ==========

   The accompanying notes are an integral part of these financial statements.


                             14 | Semiannual Report

Franklin Tax-Exempt Money Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              SIX MONTHS ENDED
                                                                                              JANUARY 31, 2009     YEAR ENDED
                                                                                                 (UNAUDITED)     JULY 31, 2008
                                                                                              ----------------   -------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ...............................................................     $    870,810     $  4,117,886
      Net realized gain (loss) from investments ...........................................          (24,103)              --
                                                                                                ------------     ------------
         Net increase (decrease) in net assets resulting from operations ..................          846,707        4,117,886
                                                                                                ------------     ------------
   Distributions to shareholders from net investment income ...............................         (870,810)      (4,117,886)
   Capital share transactions (Note 2) ....................................................       29,827,266       (6,325,161)
                                                                                                ------------     ------------
         Net increase (decrease) in net assets ............................................       29,803,163       (6,325,161)
Net assets (there is no undistributed net investment income at beginning or end of period):
   Beginning of period ....................................................................      175,902,057      182,227,218
                                                                                                ------------     ------------
   End of period ..........................................................................     $205,705,220     $175,902,057
                                                                                                ============     ============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 15

Franklin Tax-Exempt Money Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Exempt Money Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Fund's Board of Trustees.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of January 31, 2009, and has determined that no provision for income tax is required in the Fund's financial statements.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                             16 | Semiannual Report

Franklin Tax-Exempt Money Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                    SIX MONTHS ENDED     YEAR ENDED
                                                    JANUARY 31, 2009   JULY 31, 2008
                                                    ----------------   -------------
Shares sold ......................................    $ 279,957,520    $ 425,902,268
Shares issued in reinvestment of distributions ...          802,976        4,080,145
Shares redeemed ..................................     (250,933,230)    (436,307,574)
                                                      -------------    -------------
Net increase (decrease) ..........................    $  29,827,266    $  (6,325,161)
                                                      =============    =============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
----------                                                      ----------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                             Semiannual Report | 17

Franklin Tax-Exempt Money Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   ---------------------------------------------------
       0.625%         Up to and including $100 million
       0.500%         Over $100 million, up to and including $250 million
       0.450%         Over $250 million, up to and including $7.5 billion
       0.440%         Over $7.5 billion, up to and including $10 billion
       0.430%         Over $10 billion, up to and including $12.5 billion
       0.420%         Over $12.5 billion, up to and including $15 billion
       0.400%         Over $15 billion, up to and including $17.5 billion
       0.380%         Over $17.5 billion, up to and including $20 billion
       0.360%         In excess of $20 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Contingent deferred sales charges retained ...........................   $89,498

D. TRANSFER AGENT FEES

For the period ended January 31, 2009, the Fund paid transfer agent fees of $87,571, of which $43,986 was retained by Investor Services.

E. WAIVER AND EXPENSE REIMBURSEMENTS

Advisers agreed in advance to voluntarily waive a portion of management fees. Total expenses waived by Advisers are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end.


                             18 | Semiannual Report

Franklin Tax-Exempt Money Fund

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At July 31, 2008, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:

2009 .................................................................   $26,572
2012 .................................................................    17,134
2013 .................................................................       932
2014 .................................................................       282
2015 .................................................................    11,574
2016 .................................................................       395
                                                                         -------
                                                                         $56,889
                                                                         =======

At January 31, 2009, the cost of investments for book and income tax purposes was the same.

5. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

On October 6, 2008, the Fund's Board of Trustees approved the participation by the Fund in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds ("Program") through December 18, 2008, which has subsequently been extended through April 30, 2009. Under the Program, shares held by the Fund as of the close of business on September 19, 2008 ("Program Date") are insured against loss in the event the Fund liquidates its holdings during the term of the Program and the per share value at the time of liquidation drops below $0.995 per share. For participation in the initial three months of the Program, the Fund paid 0.01% of its net assets as of the Program Date, and paid an additional 0.015% of its net assets as of the Program Date to participate in the extension. This expense was borne by the Fund. The fees are amortized over the term of the Program and are reflected in the Fund's Statement of Operations. The U.S. Department of the Treasury may extend the Program at its discretion, through September 18, 2009. If the Program is extended, the Fund will consider whether to continue to participate.

6. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on August 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.


                             Semiannual Report | 19

Franklin Tax-Exempt Money Fund

6. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

At January 31, 2009, all of the Fund's investments in securities carried at fair value were in Level 2 inputs.

ABBREVIATIONS

SELECTED PORTFOLIO

CFD  - Community Facilities District
EDA  - Economic Development Authority
GO   - General Obligation
HFA  - Housing Finance Authority/Agency
HFAR - Housing Finance Authority Revenue
IDA  - Industrial Development Authority/Agency
IDR  - Industrial Development Revenue
MF   - Multi-Family
MFHR - Multi-Family Housing Revenue
MFR  - Multi-Family Revenue
MTA  - Metropolitan Transit Authority
PBA  - Public Building Authority
PCR  - Pollution Control Revenue
RDAR - Redevelopment Agency Revenue
TAN  - Tax Anticipation Note
TECP - Tax-Exempt Commercial Paper
TRAN - Tax and Revenue Anticipation Note


                             20 | Semiannual Report

Franklin Tax-Exempt Money Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling
(800) SEC-0330.


                             Semiannual Report | 21

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Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT
(800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

VALUE
Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(2)
Mutual Shares Fund

BLEND
Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH
Franklin Capital Growth Fund(1)
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund(3)
Franklin Small Cap Growth Fund(4)
Franklin Small-Mid Cap Growth Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL
Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL
Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION
Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME
Franklin Adjustable U.S. Government Securities Fund(5)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(6)

NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-/INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California(8)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(9)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(3.) Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to
     Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

(4.) Effective 3/31/08, Franklin Small Cap Growth Fund II changed its name to
     Franklin Small Cap Growth Fund. The fund's investment goal and strategy remained the same.

(5.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(6.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7.) The fund invests primarily in insured municipal securities.

(8.) These funds are available in four or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and money market portfolios.

(9.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

12/08                                          Not part of the semiannual report

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

One Franklin Parkway
San Mateo, CA 94403-1906

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SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN TAX-EXEMPT MONEY FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to and from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

114 S2009 03/09





ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A


ITEM 6. SCHEDULE OF INVESTMENTS. N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.


ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.


ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-EXEMPT MONEY FUND



By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ---------------------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance
      and Administration
Date  March 27, 2009


By /s/GASTON GARDEY
  ---------------------------------------
      Gaston Gardey
      Chief Financial Officer, Chief
      Accounting Officer and Treasurer
Date  March 27, 2009